GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Goodwill [abstract]
Summary of Goodwill

	2022	2021
Cost
Recycomb S.A.U.	102,078	102,078
Total	102,078	102,078